Cover	Feb. 23, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2022
Entity File Number	000-26913
Entity Registrant Name	NW Tech Capital, Inc.
Entity Central Index Key	0001036148
Entity Tax Identification Number	86-0862532
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2295 E Sahara Ave
Entity Address, Address Line Two	STE 103
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89104
City Area Code	(310)
Local Phone Number	819-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Cybertel Capital Corporation
Entity Address, Address Line Two	4663 NE St. John Road
Entity Address, Address Line Three	Ste. B
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98661